Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues, net of slotting and promotion	$ 96,726	$ 119,475	$ 270,919	$ 227,257	$ 241,673	$ 352,172
Operating expenses
Cost of product sold	102,922	157,265	443,083	352,240	472,131	190,251
Amortization of intangible assets		166,667		500,000	500,000
Impairment of intangible assets					500,000
Advertising and promotional	64,158	470,820	316,483	673,814	403,639	732,297
Selling, general and administrative	103,462	92,423	311,920	295,107	406,072	559,996
Professional Fees	217,025	99,727	578,535	366,725	683,706	781,178
Total operating expenses	487,567	986,902	1,650,021	2,187,886	2,965,548	2,263,722
Loss from operations	(391,240)	(867,427)	(1,389,501)	(1,960,629)	(2,723,875)	(1,911,550)
Other expenses
Interest expense - bank debt	337		1,012		463
Interest expense - shareholder	72,110	40,616	267,640	82,952	281,387	95,805
Gain on extinguishment of debt	(57,035)		(54,819)
Interest expense - amortization BCF	210,430	439,507	787,217	1,270,943	159,572	83,223
Loss on debt extinguishment upon note conversion, net					395,781
Change in derivative liability	1,152,119	(256,468)	832,480	(612,093)	(858,774)	712,627
Amortization of Beneficial Conversion Feature					1,709,759	1,794,359
Other expense - non cash	170,514	445	204,391	39,618		779
Total other expenses	1,548,474	224,100	2,074,040	781,420	1,688,188	2,686,793
Provision for income tax
Net loss	$ (1,939,714)	$ (1,091,527)	$ (3,453,142)	$ (2,742,049)	$ (4,412,063)	$ (4,598,343)
Basic and diluted net loss per common share	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.05)	$ (0.08)	$ (0.09)
Weighted average shares of capital outstanding - basic and diluted	74,194,855	58,712,745	68,091,616	56,447,392	57,443,347	47,827,114